Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Accounts and transactions with related parties
23. Accounts and transactions with related parties

	2023	2022
Accounts receivable -
Banco General, S.A.	$2,408	$1,960
Panama Air Cargo Terminal	119	208
	$2,527	$2,168
Accounts payable -
Assa Compañía de Seguros, S.A.	496	765
Desarrollos Inmobiliarios del Este, S.A.	19	51
Panama Air Cargo Terminal	658	141
Galindo, Arias & López	24	28
Motta Internacional, S.A.	13	14
GBM International, Inc.	5	5
	$1,228	$1,004
Transactions with related parties for the year ended December 31 are as follows:

Related party	Transaction	Amount of transaction 2023	Amount of transaction 2022	Amount of transaction 2021
ASSA Compañía de Seguros, S.A.	Insurance	12,116	10,157	9,713
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,564	2,989	3,384
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	4,572	3,911	2,565
Panama Air Cargo Terminal	Handling	3,889	4,116	3,193
Motta International	Purchase	1,013	812	108
Galindo, Arias & López	Legal services	407	530	170
GBM International, Inc.	Technological support	51	50	102
Global Brands, S.A.	Purchase	83	60	31
Banco General, S.A.	Interest income,net	$(2,368)	$(829)	$(1,546)
Banco General, S.A.: some members of the Company’s Board of Directors are also board members of BG Financial Group, which is the controlling company of Banco General. Likewise, Banco General, S. A. owns ProFuturo Administradora de Fondos de Pensión y Cesantía S.A., which manages the Company’s reserves for pension purposes. As of December 31, 2023 the Company has interest receivable by $1.8 million (2022: $0.1 million) due to short and long term time deposits in this financial institution.
Also Banco General is a non air partner of the Copa’s loyalty program “ConnectMiles”. During, 2023 the Company sold miles to Banco General for $24.9 million (2022: $18.9 million, 2021: $13.8 million).
ASSA Compañía de Seguros, S. A.: An insurance company that provides substantially all of the Company’s insurance policies. While the Company’s controlling shareholders do not hold a controlling equity interest in ASSA Compañía de Seguros, S. A., various members of the Company’s Board of Directors are also board members of ASSA Compañía de Seguros, S. A.
Desarrollo Inmobiliario del Este, S. A.: The Company leases four floors consisting of approximately 105,981 square feet of the building from Desarrollo Inmobiliario, an entity controlled by the same group of investors that controls Corporación de Inversiones Aéreas, S. A. (“CIASA”). CIASA owns 100% of the class B shares of the Company. This contract is a lease under IFRS 16.
Panama Air Cargo Terminal: Provides cargo and courier services in Panama, an entity controlled by the same group of investors that controls CIASA.
Motta Internacional, S.A. & Global Brands, S. A.: The Company purchases most of the alcohol and other beverages served on its aircraft from Motta Internacional, S. A. and Global Brands, S. A., both of which are controlled by the Company’s controlling shareholders.
Galindo, Arias & López: Certain partners of Galindo, Arias & López (a law firm) are indirect shareholders of CIASA.
GBM International, Inc.: Provides systems integration and computer services, as well as technical services and enterprise management. A member of the Company’s Board of Directors is shareholder of GBM International, Inc.
Televisora Nacional, S.A.: This Panamanian television channel provides broadcasting services. A member of the Company’s Board of Directors is a shareholder of Televisora Nacional, S. A.
Compensation of key management personnel
Key management personnel compensation is as follows:

	2023	2022	2021
Short-term employee benefits	$4,975	$2,901	$2,748
Post-employment pension	96	56	53
Share-based payments	1,548	318	1,083
	$6,619	$3,275	$3,884
The Company has not set aside any additional funds for future payments to executive officers, other than one pursuant to a non-compete agreement for $3.0 million established in 2006 (see note 21).